UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04722
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FMI Mutual Funds, Inc.
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(Exact name of registrant as specified in charter)

     100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
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(Address of principal executive offices) (Zip code)

     Ted D. Kellner
Fiduciary Management, Inc.
     100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI 53202
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(Name and address of agent for service)

1-414-226-4555 -------------

Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER
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Date of reporting period: JUNE 30, 2008
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Item 1. Schedule of Investments.

FMI Provident Trust Strategy Fund Schedule of Investments June 30, 2008 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-61.3% (A)

COMMERCIAL SERVICES SECTOR-5.4%
Personnel Services-5.4%
52,850	Manpower Inc.	$3,077,984

FINANCE SECTOR-13.6%
Investment Banks/Brokers-8.6%
5,450	CME Group Inc.*	2,088,385
138,220	Charles Schwab Corp.	2,839,039
		4,927,424

Investment Managers-5.0%
50,000	T. Rowe Price Group Inc.	2,823,500

HEALTH SERVICES SECTOR-9.1%
Health Industry Services-9.1%
48,000	Express Scripts, Inc.*	3,010,560
50,000	Pharmaceutical Product Development, Inc.	2,145,000
		5,155,560
HEALTH TECHNOLOGY SECTOR-6.1%
Medical Specialties-6.1%
54,800	Stryker Corp.	3,445,824

INDUSTRIAL SERVICES SECTOR-8.7%
Contract Drilling-4.5%
36,100	Helmerich & Payne, Inc.	2,599,922

Engineering & Construction-4.2%
29,400	Jacobs Engineering Group Inc.*	2,372,580

RETAIL TRADE SECTOR-5.9%
Home Improvement Chains-5.9%
78,150	Fastenal Co.	3,372,954

TECHNOLOGY SERVICES SECTOR-10.6%
Information Technology Services-10.6%
92,970	Cognizant Technology Solutions Corp.*	3,022,455
69,920	Infosys Technologies Ltd. SP-ADR	3,038,723
		6,061,178

TRANSPORTATION SECTOR-1.9%
Trucking-1.9%
72,000	Heartland Express, Inc.	1,073,520

	Total common stocks
	(Cost $28,676,324)	34,910,446

SHORT-TERM INVESTMENTS-36.7% (A)

Federal Agencies-29.8%
$2,000,000	Federal Home Loan Bank, 2.11%, due 7/16/08	1,998,242
7,000,000	Federal Home Loan Bank, 2.12%, due 7/17/08	6,993,404
3,000,000	Federal Home Loan Bank, 2.10%, due 7/25/08	2,995,800
5,000,000	Federal Home Loan Bank, 2.04%, due 8/04/08	4,990,367
	Total federal agencies
	(Cost $16,977,813)	16,977,813

Variable Rate Demand Notes-6.9%
1,197,800	U.S. Bank, N.A., 2.23%	1,197,800

2,700,000	Wisconsin Corporate Central Credit Union, 2.15%	2,700,000
	Total variable rate demand notes
	(Cost $3,897,800)	3,897,800

	Total short-term investments
	(Cost $20,875,613)	20,875,613

	Total investments-98.0%
	(Cost $49,551,937)	55,786,059

	Cash and receivables, less
	liabilities-2.0% (A)	1,132,347

	TOTAL NET ASSETS-100.0%	$56,918,406

* Non-income producing security.
(A) Percentages for the various classifications relate to net assets.
ADR-American Depositary Receipts

As of June 30, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$8,090,869
Aggregate gross unrealized depreciation	(1,856,747)
Net unrealized appreciation	$6,234,122

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		FMI Mutual Funds, Inc.

By (Signature and Title)		/s/Ted D. Kellner
Ted D. Kellner, President

Date	08/11/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/Ted D. Kellner
Ted D. Kellner, President

Date	08/11/2008

By (Signature and Title)		/s/Ted D. Kellner
Ted D. Kellner, Treasurer

Date	08/11/2008